Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 99.66%
Communication services: 0.84%
Interactive media & services: 0.84%
Eventbrite Incorporated Class A †	25,850	$ 467,885
Consumer discretionary: 13.31%
Auto components: 3.02%
Dana Incorporated	43,087	841,058
Gentherm Incorporated †	12,920	842,642
		1,683,700
Diversified consumer services: 1.56%
Houghton Mifflin Harcourt Company †	58,306	194,159
Service Corporation International	13,743	674,781
		868,940
Hotels, restaurants & leisure: 3.08%
Jack in the Box Incorporated	8,933	828,982
Planet Fitness Incorporated Class A †	5,098	395,758
Playa Hotels & Resorts NV †	34,253	203,805
Texas Roadhouse Incorporated	3,624	283,252
		1,711,797
Internet & direct marketing retail: 2.66%
Revolve Group Incorporated †	26,177	815,937
The RealReal Incorporated †	34,057	665,474
		1,481,411
Specialty retail: 2.11%
National Vision Holdings Incorporated †	21,410	969,659
Urban Outfitters Incorporated †	8,007	204,979
		1,174,638
Textiles, apparel & luxury goods: 0.88%
Carter's Incorporated	5,227	491,704
Consumer staples: 4.61%
Food products: 4.61%
Nomad Foods Limited †	41,196	1,047,202
The Simply Good Foods Company †	26,974	845,905
TreeHouse Foods Incorporated †	15,829	672,574
		2,565,681
Financials: 17.67%
Banks: 11.51%
Ameris Bancorp	21,145	804,990
Pinnacle Financial Partners Incorporated	13,224	851,626
Sterling Bancorp	46,637	838,533
United Community Bank	22,490	639,616
Veritex Holdings Incorporated	23,024	590,796
Webster Financial Corporation	22,738	958,407
See accompanying notes to portfolio of investments

Wells Fargo Small Cap Fund (the "Fund") (formerly, Wells Fargo Intrinsic Small Cap Value Fund)  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Banks (continued)
Wintrust Financial Corporation	14,526	$ 887,393
Zions Bancorporation	19,237	835,655
		6,407,016
Insurance: 4.23%
Axis Capital Holdings Limited	11,533	581,148
CNO Financial Group Incorporated	35,162	781,651
First American Financial Corporation	8,665	447,374
Reinsurance Group of America Incorporated	4,728	547,975
		2,358,148
Thrifts & mortgage finance: 1.93%
Essent Group Limited	24,884	1,074,989
Health care: 11.41%
Biotechnology: 0.20%
Zymeworks Incorporated †	2,287	108,084
Health care equipment & supplies: 8.18%
AngioDynamics Incorporated †	56,160	860,931
Haemonetics Corporation †	4,660	553,375
Integer Holdings Corporation †	13,194	1,071,221
LivaNova plc †	14,612	967,461
Mesa Laboratories Incorporated	722	206,954
STERIS plc	4,715	893,681
		4,553,623
Life sciences tools & services: 3.03%
Bio-Rad Laboratories Incorporated Class A †	1,598	931,538
Bruker Corporation	13,997	757,658
		1,689,196
Industrials: 20.49%
Aerospace & defense: 0.62%
Hexcel Corporation	7,042	341,467
Building products: 3.65%
Armstrong World Industries Incorporated	9,680	720,095
Masonite International Corporation †	13,360	1,313,822
		2,033,917
Commercial services & supplies: 2.25%
Interface Incorporated	46,299	486,140
Stericycle Incorporated †	11,077	767,968
		1,254,108
Construction & engineering: 1.66%
APi Group Corporation 144A†	51,022	926,049
Electrical equipment: 0.06%
Atkore International Incorporated †	767	31,531
See accompanying notes to portfolio of investments

2  |  Wells Fargo Small Cap Fund (the "Fund") (formerly, Wells Fargo Intrinsic Small Cap Value Fund)

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Machinery: 5.62%
Altra Industrial Motion Corporation	9,756	$ 540,775
ITT Incorporated	13,244	1,020,053
SPX Corporation †	28,759	1,568,516
		3,129,344
Professional services: 0.70%
ASGN Incorporated †	4,684	391,255
Road & rail: 2.27%
Ryder System Incorporated	15,738	971,979
Saia Incorporated †	1,621	293,077
		1,265,056
Trading companies & distributors: 3.66%
Air Lease Corporation	25,233	1,120,850
Herc Holdings Incorporated †	13,810	917,122
		2,037,972
Information technology: 17.84%
Communications equipment: 1.02%
Infinera Corporation †	53,925	565,134
Electronic equipment, instruments & components: 5.40%
Avnet Incorporated	17,896	628,329
Littelfuse Incorporated	3,426	872,465
SYNNEX Corporation	5,793	471,782
Zebra Technologies Corporation Class A †	2,694	1,035,385
		3,007,961
IT services: 4.22%
Concentrix Corporation †	5,793	571,769
EVO Payments Incorporated Class A †	33,145	895,246
Paya Holdings Incorporated Class A †	16,820	228,416
WNS Holdings Limited ADR †	9,091	655,007
		2,350,438
Semiconductors & semiconductor equipment: 1.38%
Brooks Automation Incorporated	11,328	768,605
Software: 5.82%
CommVault Systems Incorporated †	8,768	485,484
Medallia Incorporated †	26,813	890,728
Mimecast Limited †	18,307	1,040,570
New Relic Incorporated †	1,767	115,562
Pagerduty Incorporated †	16,961	707,274
		3,239,618
Materials: 4.30%
Chemicals: 1.36%
Westlake Chemical Corporation	9,289	757,982
See accompanying notes to portfolio of investments

Wells Fargo Small Cap Fund (the "Fund") (formerly, Wells Fargo Intrinsic Small Cap Value Fund)  |  3

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Containers & packaging: 1.39%
Silgan Holdings Incorporated	20,934	$ 776,233
Metals & mining: 1.55%
Reliance Steel & Aluminum Company	7,201	862,320
Real estate: 9.19%
Equity REITs: 8.61%
American Homes 4 Rent Class A	28,215	846,450
CoreSite Realty Corporation	9,547	1,196,048
Four Corners Property Trust Incorporated	33,186	987,947
Healthcare Realty Trust Incorporated	27,242	806,363
STAG Industrial Incorporated	30,602	958,455
		4,795,263
Real estate management & development: 0.58%
Jones Lang LaSalle Incorporated †	2,162	320,776
Total Common stocks (Cost $40,707,468)		55,491,841

		Yield	Shares	Value
Short-term investments: 0.97%
Investment companies: 0.97%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	539,122	$ 539,122
Total Short-term investments (Cost $539,122)				539,122
Total investments in securities (Cost $41,246,590)	100.63%			56,030,963
Other assets and liabilities, net	(0.63)			(349,796)
Total net assets	100.00%			$55,681,167

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Wells Fargo Small Cap Fund (the "Fund") (formerly, Wells Fargo Intrinsic Small Cap Value Fund)

Portfolio of investments—December 31, 2020 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC*	$0	$6,865,570	$(6,865,570)	$0	$0	$0		0	$134#
Wells Fargo Government Money Market Fund Select Class	632,764	8,420,429	(8,514,071)	0	0	539,122		539,122	390
				$0	$0	$539,122	0.97%		$524

*	No longer held at the end of period
#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo Small Cap Fund (the "Fund") (formerly, Wells Fargo Intrinsic Small Cap Value Fund)  |  5

Notes to portfolio of investments—December 31, 2020 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$467,885	$0	$0	$467,885
Consumer discretionary	7,412,190	0	0	7,412,190
Consumer staples	2,565,681	0	0	2,565,681
Financials	9,840,153	0	0	9,840,153
Health care	6,350,903	0	0	6,350,903
Industrials	11,410,699	0	0	11,410,699
Information technology	9,931,756	0	0	9,931,756
Materials	2,396,535	0	0	2,396,535
Real estate	5,116,039	0	0	5,116,039
Short-term investments
Investment companies	539,122	0	0	539,122
Total assets	$56,030,963	$0	$0	$56,030,963

6  |  Wells Fargo Small Cap Fund (the "Fund") (formerly, Wells Fargo Intrinsic Small Cap Value Fund)

Notes to portfolio of investments—December 31, 2020 (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the nine months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Small Cap Fund (the "Fund") (formerly, Wells Fargo Intrinsic Small Cap Value Fund)  |  7